SHARE CAPITAL - DSUs and RSUs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred share units [Member]
Disclosure of classes of share capital [line items]
Number of units outstanding, beginning of period	946,150	251,400
Units outstanding, weighted average grant date fair value, beginning of period	$ 1.19	$ 1.59
Units granted in period	2,167,939	732,550
Units granted in period, weighted average grant date fair value	$ 0.57	$ 1.05
Number Of Units Settled	(693,900)	(37,800)
Units Settled In Period Weighted Average Grant Date Fair Value	$ 0.69	$ 1.16
Number of units outstanding, end of period	2,420,189	946,150
Units outstanding, weighted average grant date fair value, end of period	$ 0.78	$ 1.19
Performance Share Units [Member]
Disclosure of classes of share capital [line items]
Number of units outstanding, beginning of period	531,000
Units outstanding, weighted average grant date fair value, beginning of period	$ 1.14
Units granted in period	1,510,700	531,000
Units granted in period, weighted average grant date fair value	$ 0.56	$ 1.14
Units cancelled in period	(137,200)
Units cancelled in period, weighted average grant date fair value	$ 0.89
Number of units outstanding, end of period	1,904,500	531,000
Units outstanding, weighted average grant date fair value, end of period	$ 0.70	$ 1.14
Restricted share units [Member]
Disclosure of classes of share capital [line items]
Number of units outstanding, beginning of period	1,243,530	733,667
Units outstanding, weighted average grant date fair value, beginning of period	$ 1.19	$ 1.59
Units granted in period	1,636,000	2,429,640
Units granted in period, weighted average grant date fair value	$ 0.56	$ 1.02
Number Of Units Settled	(779,596)	(1,187,459)
Units Settled In Period Weighted Average Grant Date Fair Value	$ 1.10	$ 1.14
Units cancelled in period	(188,500)	(732,318)
Units cancelled in period, weighted average grant date fair value	$ 1.02	$ 1.16
Number of units outstanding, end of period	1,911,434	1,243,530
Units outstanding, weighted average grant date fair value, end of period	$ 0.70	$ 1.19